Stockholders' Equity - Narrative (Details)	12 Months Ended
	Dec. 31, 2023 USD ($) vote $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Sep. 30, 2023 USD ($)	Aug. 24, 2023	Aug. 22, 2023	Jun. 30, 2023 USD ($)	Mar. 31, 2023 USD ($)
SHAREHOLDERS' EQUITY
Recapitalization exchange ratio				3.06	3.06
Common stock, authorized (in shares) | shares	3,300,000,000	1,086,027,188
Ordinary shares, par value, (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001
Convertible preferred stock warrants	$ 0	$ 3,096,000
Change in fair value of warrants	(507,000)	0
Notes receivable from stockholders	10,111,000	53,225,000	$ 10,448,000			$ 56,757,000	$ 55,581,000
Notes Receivables from Stockholders
SHAREHOLDERS' EQUITY
Outstanding promissory notes	18,300,000	65,200,000
Notes receivable from stockholders	10,100,000	53,900,000
Notes receivable from stockholders, stock options not yet vested	8,200,000	11,300,000
Private And Public Warrants
SHAREHOLDERS' EQUITY
Convertible preferred stock warrants	1,900,000	0
Change in fair value of warrants	700,000
Sponsor Locked Up Shares
SHAREHOLDERS' EQUITY
Convertible preferred stock warrants	400,000	$ 0
Change in fair value of warrants	$ (200,000)
Class A
SHAREHOLDERS' EQUITY
Common stock, authorized (in shares) | shares	1,800,000,000	24,452,565
Ordinary shares, par value, (in dollars per share) | $ / shares	$ 0.0001
Ordinary shares, votes per share | vote	1
Class B
SHAREHOLDERS' EQUITY
Common stock, authorized (in shares) | shares	700,000,000	588,261,164
Ordinary shares, par value, (in dollars per share) | $ / shares	$ 0.0001
Ordinary shares, votes per share | vote	3
Class C
SHAREHOLDERS' EQUITY
Common stock, authorized (in shares) | shares	800,000,000
Ordinary shares, par value, (in dollars per share) | $ / shares	$ 0.0001